Income Taxes - Continuity of Net Deferred Income Tax Liability (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in deferred tax liability (asset) [abstract]
Beginning balance	$ (86,533)	$ (235,308)
Recognized in Net Income	(79,968)	160,967
Foreign Currency Translation Adjustment	(955)	(12,192)
Ending balance	(167,456)	(86,533)
Non-capital loss carry-forwards	2,000,000	2,200,000
Petroleum and natural gas properties
Changes in deferred tax liability (asset) [abstract]
Beginning balance	(502,625)	(881,994)
Recognized in Net Income	(257,800)	378,321
Foreign Currency Translation Adjustment	(154)	1,048
Ending balance	(760,579)	(502,625)
Financial derivatives
Changes in deferred tax liability (asset) [abstract]
Beginning balance	0	0
Recognized in Net Income	0	0
Ending balance	0	0
Other
Changes in deferred tax liability (asset) [abstract]
Beginning balance	(22,377)	(2,403)
Recognized in Net Income	624	(18,839)
Foreign Currency Translation Adjustment	137	(1,135)
Ending balance	(21,616)	(22,377)
Asset retirement obligations
Changes in deferred tax liability (asset) [abstract]
Beginning balance	187,840	164,523
Recognized in Net Income	(2,436)	23,432
Foreign Currency Translation Adjustment	(68)	(115)
Ending balance	185,336	187,840
Financial derivatives
Changes in deferred tax liability (asset) [abstract]
Beginning balance	5,410	802
Recognized in Net Income	26,082	4,608
Ending balance	31,492	5,410
Non-capital losses
Changes in deferred tax liability (asset) [abstract]
Beginning balance	241,514	386,717
Recognized in Net Income	104,479	(141,468)
Foreign Currency Translation Adjustment	(3,109)	(3,735)
Ending balance	342,884	241,514
Finance costs
Changes in deferred tax liability (asset) [abstract]
Beginning balance	3,705	97,047
Recognized in Net Income	49,083	(85,087)
Foreign Currency Translation Adjustment	2,239	(8,255)
Ending balance	$ 55,027	$ 3,705